Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Other Liabilities

As at October 31 ($ millions)	2021	2020
Accrued interest	$1,454	$2,244
Lease liabilities (1)	3,413	3,475
Accounts payable and accrued expenses	6,508	5,441
Current tax liabilities	1,344	743
Deferred tax liabilities (Note 27)	1,149	1,073
Gold and silver certificates and bullion	417	1,112
Margin and collateral accounts	7,313	8,622
Segregated fund liabilities	2,197	2,248
Payables to brokers, dealers and clients	958	624
Provisions (Note 23)	296	125
Allowance for credit losses on off-balance sheet exposures (Note 13)	65	101
Pension liabilities (Note 28)	661	2,202
Other liabilities of subsidiaries and structured entities	25,221	25,938
Other	7,803	8,656
Total	$58,799	$62,604

(1)	Presents discounted value of lease liabilities.

Disclosure of Lease Payments To Be Made
The table below sets out a maturity analysis of undiscounted lease liabilities showing the lease payments to be made after the reporting date:

As at October 31 ($ millions)	2021	2020
Within 1 year	$420	$451
1 to 2 years	404	434
2 to 3 years	391	420
3 to 4 years	380	403
4 to 5 years	359	367
After 5 years	2,105	2,080
Total	$4,059	$4,155